Intangible assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Continuing operations	$ 1,500,241
Intangible assets	10,534,278	$ 988,406
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	6,721,513
Trade name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	937,500	10,000
Customer list (B2B relationships)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,692,778	50,000
Developed technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,904,000	$ 928,406